Liabilities with customers (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Deposits from customers [abstract]
Time deposits	R$ 39,228,575	R$ 28,158,459
Savings deposits	1,883,432	1,540,604
Demand deposits	1,415,427	2,572,536
Creditors by resources to release	275,795	380,021
Total liabilities with customers	R$ 42,803,229	R$ 32,651,620